UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F Cover Page

           Report for the Calendar Year of Quarter Ended:  12/31/2011

Check here if Amendment [  ];  Amendment Number:
This Amendment:         [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Asset Managment Group, Inc.
Address: 60 Long Ridge Road
         Suite 305
         Stamford,CT  06902

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  LeGrand S. Redfield, Jr.
Title: President
Phone: 203 964-8300

Signature, Place, and Date of Signing:

/s/LeGrand S. Redfield, Jr.      Stamford, CT                  January 24, 2012
--------------------------------------------------------------------------------
[Signature]                   [City, State]                   [Date]

Report type(Check only one.):

[X] 13F HOLDINGS REPORT

[] 13F NOTICE

[] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:  0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total(thousands): 104385


List of Other Included Managers: NONE

                                        Title of          Value       Shrs or   Sh/ Put/ Investment  Other     Voting Authority
Name of Issuer                            Class  Cusip   (x$1000)     Prn Amt  Prns Call Discretion Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                        SK  002824100 1            10869     SH          None                           10869
Barclay's Aggregate Bond Index I-Shares    ET  464287226 9            86148     SH          None                           86148
Berkley W R Corporation                    SK  084423102 1            21108     SH          None                           21108
Berkshire Hathaway Cl B                    SK  084670702 0            3720      SH          None                           3720
Exxon Corporation                          SK  30231G102 1            6773      SH          None                           6773
General Electric Co.                       SK  369604103 0            21038     SH          None                           21038
Ishares Barclays Bd Fd 7-10 Yr Tr          ET  464287440 5            49810     SH          None                           49810
Ishares Barclays Tips Bond Fund            ET  464287176 8            64870     SH          None                           64870
Ishares Gold Trust                         ET  IAU       1            33000     SH          None                           33000
Ishares Goldman Sachs Tech Index           ET  464287549 1            15040     SH          None                           15040
Ishares Lehman Treas Bond 1-3 Year         ET  464287457 1            16918     SH          None                           16918
Ishares Msci Canada Idx Fd                 ET  464286509 0            13052     SH          None                           13052
Ishares Msci Emrg Mkt Fd                   ET  464287234 4            114947    SH          None                           114947
Ishares Russell Midcap Index Fund          ET  464287499 1            8303      SH          None                           8303
Ishares Russell Midcap Value Index Fund    ET  464287473 5            126667    SH          None                           126667
Ishares S&P 500 Growth S&P 500 Growth In   ET  464287309 1            17202     SH          None                           17202
Ishares S&P GSCI Commodity Indexed         ET  46428R107 0            8010      SH          None                           8010
Ishares S&P Midcap 400 Bar Val             ET  464287705 5            67829     SH          None                           67829
Ishares S&P Midcap 400 Growth Index Fund   ET  464287606 2            17839     SH          None                           17839
Ishares S&P North Am Fund                  ET  464287374 2            63389     SH          None                           63389
Ishares S&P Smallcap 600 Growth Index Fu   ET  464287887 1            13484     SH          None                           13484
Ishares S&P Smallcap 600 Value             ET  464287879 4            61588     SH          None                           61588
Ishares Tr Cohen & Steer Realty Majors I   ET  464287564 4            56998     SH          None                           56998
Ishares Tr Msci Eafe                       ET  464287465 3            66763     SH          None                           66763
Ishares Tr Russell 1000 Growth             ET  464287614 1            10696     SH          None                           10696
Ishares Tr Russell 1000 Val                ET  464287598 5            71126     SH          None                           71126
Ishares Tr Russell 2000 Val                ET  464287630 2            24796     SH          None                           24796
Ishares Tr Russell 3000 Russell 3000 Gro   ET  464287671 0            6196      SH          None                           6196
Ishares Tr Russell 3000 Val                ET  464287663 2            25807     SH          None                           25807
Ishares Tr S&P 500 Barra Val               ET  464287408 5            82363     SH          None                           82363
Ishares Tr S&P Midcap S&P Midcap 400 Ind   ET  464287507 3            39835     SH          None                           39835
Ishares Tr S&P Smallcap 600                ET  464287804 1            14908     SH          None                           14908
Ishares Trust Dow Jones Select Dividend    ET  464287168 2            32701     SH          None                           32701
Ishares Trust Index Fund Ftse Xinhua Hk    ET  464287184 0            8903      SH          None                           8903
Ishares Trust S&P 500 Index                ET  464287200 1            4109      SH          None                           4109
Johnson & Johnson                          SK  478160104 1            16567     SH          None                           16567
Mid Cap S P D R Trust Unit Ser             ET  78467Y107 0            3040      SH          None                           3040
Omnicom Group Inc                          SK  681919106 1            29284     SH          None                           29284
Pepsico                                    SK  713448108 3            45064     SH          None                           45064
Pfizer Inc                                 SK  717081103 0            17139     SH          None                           17139
Powershares QQQ Trust, Ser 1               SK  73935A104 0            5797      SH          None                           5797
Procter & Gamble Co.                       SK  742718109 0            4916      SH          None                           4916
Proshares Ultra S&P 500                    ET  74347R107 1            20942     SH          None                           20942
S P D R Trust Unit Sr 1                    ET  78462F103 1            8739      SH          None                           8739
Spdr S&P Biotech Etf                       ET  78464A870 1            8803      SH          None                           8803
Vanguard Bond Index Short Term Bond ETF    ET  921937827 3            35647     SH          None                           35647
Vanguard Div Appreciation ETF              ET  921908844 4            67435     SH          None                           67435
Vanguard Emerging Market                   ET  922042858 0            5798      SH          None                           5798
Vanguard Energy Index                      ET  92204A306 1            6821      SH          None                           6821
Vanguard Info Technology                   ET  92204A702 0            4617      SH          None                           4617
Vanguard Msci Us Sm Cap Growth             ET  922908595 3            36993     SH          None                           36993
Wal Mart Stores                            SK  931142103 0            8033      SH          None                           8033
Walt Disney Co Holding Co                  SK  254687106 1            16497     SH          None                           16497